CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 129,511,530	$ 157,170,761
Held-to-maturity securities	17,299,116
Trading securities	7,754,630	20,276
Loans to third party	22,187,307
Accounts receivables, net of allowance of $nil and $222,007 as of December 31, 2010 and 2011	19,902,975	21,793,956
Prepaid expenses and other current assets	4,146,025	5,979,068
Total current assets	200,801,583	184,964,061
Rental deposits	511,152	584,292
Property and equipment, net	3,620,279	3,738,598
Goodwill	72,967,109	87,705,675
Acquired intangible assets, net	2,347,891	4,452,688
Total assets	280,248,014	281,445,314
Current liabilities
Accounts payable (including account payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of $9,870,853 and $15,343,859 as of December 31, 2010 and 2011, respectively)	15,347,033	9,909,704
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $6,925,533 and $7,852,121 as of December 31, 2010 and 2011, respectively)	9,489,794	48,084,857
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of $564,812and $2,796,228 as of December 31, 2010and 2011, respectively)	4,043,619	2,549,820
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $1,056,443 and $nil as of December 31, 2010 and 2011, respectively)	3,645,583	2,930,337
Total current liabilities	32,526,029	63,474,718
Commitments and contingencies (Note 21)
Convertible senior note, net of discount due to beneficial conversion feature	1,272,619	3,552,716
Non-current deferred tax liability (including non-current deferred tax liability of the consolidated VIEs without recourse to the Company of $477,457and $271,622 as of December 31, 2010 and 2011, respectively)	271,622	477,457
Total liabilities	34,070,270	67,504,891
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,510,906,573 and 1,661,939,143 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	829	755
Additional paid-in capital	131,140,682	105,120,495
Warrant	677,332	677,332
Accumulated other comprehensive income	46,186,277	32,314,355
Statutory reserve	10,341,491	9,392,790
Retained earnings	57,831,133	66,434,696
Total shareholders' equity	246,177,744	213,940,423
Total liabilities and shareholders' equity	$ 280,248,014	$ 281,445,314